The Gabelli Utilities Fund

Schedule of Investments — September 30, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 99.2%
	ENERGY AND UTILITIES — 77.9%
	Alternative Energy — 1.0%
380,000	Algonquin Power & Utilities Corp.	$5,519,282
34,431	Brookfield Renewable Corp., Cl. A	2,017,657
2,000	Landis+Gyr Group AG†	109,549
95,063	NextEra Energy Partners LP	5,699,977
70,000	Ormat Technologies Inc.	4,137,700
11,000	Siemens Gamesa Renewable Energy SA	297,792

		17,781,957

	Diversified Industrial — 0.6%
12,000	AECOM†	502,080
60,000	AZZ Inc.	2,047,200
72,000	ITT Inc.	4,251,600
415,975	Mueller Water Products Inc., Cl. A	4,321,980
23,500	Park-Ohio Holdings Corp.	377,645

		11,500,505

	Electric Integrated — 51.1%
299,000	ALLETE Inc.	15,470,260
177,000	Alliant Energy Corp.	9,142,050
548,000	Ameren Corp.	43,335,840
690,500	American Electric Power Co. Inc.	56,434,565
7,000	Atlantic Power Corp.†	13,826
192,000	Avangrid Inc.	9,688,320
236,000	Avista Corp.	8,052,320
444,000	Black Hills Corp.	23,749,560
67,000	CMS Energy Corp.	4,114,470
458,495	Dominion Energy Inc.	36,189,010
17,000	DTE Energy Co.	1,955,680
288,000	Duke Energy Corp.	25,505,280
450,000	Edison International.	22,878,000
9,400	Entergy Corp.	926,182
1,156,200	Evergy Inc.	58,758,084
792,000	Eversource Energy	66,171,600
345,000	Exelon Corp.	12,337,200
382,000	FirstEnergy Corp.	10,967,220
190,000	Fortis Inc.	7,768,090
914,000	Hawaiian Electric Industries Inc.	30,381,360
42,500	IDACORP Inc.	3,395,750
305,500	MGE Energy Inc.	19,142,630
586,700	NextEra Energy Inc.	162,844,452
265,000	NiSource Inc.	5,830,000
428,000	NorthWestern Corp.	20,817,920
785,000	OGE Energy Corp.	23,542,150
672,000	Otter Tail Corp.	24,306,240
245,000	PG&E Corp.†	2,300,550
320,000	Pinnacle West Capital Corp.	23,856,000
1,658,019	PNM Resources Inc.	68,525,925
6,500	Portland General Electric Co.	230,750
572,000	PPL Corp.	15,564,120
187,000	Public Service Enterprise Group Inc.	10,268,170

Shares		Market Value

430,000	The Southern Co.	$23,314,600
51,125	Unitil Corp.	1,975,470
598,000	WEC Energy Group Inc.	57,946,200
423,000	Xcel Energy Inc.	29,191,230

		936,891,074

	Electric Transmission and Distribution — 0.6%
67,000	Consolidated Edison Inc.	5,212,600
360,000	Red Electrica Corp. SA	6,759,682
3,400	Uniper SE	109,864

		12,082,146

	Environmental Services — 0.1%
54,000	Covanta Holding Corp.	418,500
7,500	Pentair plc	343,275
4,500	Tetra Tech Inc.	429,750
80,000	Veolia Environnement SA	1,727,732

		2,919,257

	Global Utilities — 2.3%
10,000	AES Tiete Energia SA	26,193
40,000	Chubu Electric Power Co. Inc.	485,848
20,000	E.ON SE	221,078
5,000	EDP - Energias de Portugal SA, ADR	250,200
200,000	Electric Power Development Co. Ltd.	3,077,798
20,800	Electricite de France SA	220,118
205,000	Emera Inc.	8,421,389
35,000	Enagas SA	808,204
100,000	Endesa SA	2,676,719
270,000	Enel SpA	2,348,267
75,000	Equinor ASA	1,067,810
560,000	Hera SpA	2,069,527
48,000	Hokkaido Electric Power Co. Inc.	204,807
32,000	Hokuriku Electric Power Co.	239,397
180,000	Huaneng Power International Inc., ADR	2,777,400
50,000	Iberdrola SA, ADR	2,474,500
450,000	Iberdrola SA, Aquis	5,545,134
372,000	Korea Electric Power Corp., ADR†	3,240,120
87,000	Kyushu Electric Power Co. Inc.	789,447
32,000	Shikoku Electric Power Co. Inc.	243,948
2,000	Snam SpA	10,292
24,000	The Chugoku Electric Power Co. Inc.	300,156
305,000	The Kansai Electric Power Co. Inc.	2,949,794
150,000	Tohoku Electric Power Co. Inc.	1,501,920
55,000	Tokyo Electric Power Co. Holdings Inc.†	150,714

		42,100,780

	Merchant Energy — 3.3%
120,000	NRG Energy Inc.	3,688,800
3,130,000	The AES Corp.	56,684,300

		60,373,100

	Natural Gas Integrated — 6.1%
25,000	Atlas Energy Group LLC†	105

The Gabelli Utilities Fund

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Natural Gas Integrated (Continued)
630,000	Energy Transfer LP	$3,414,600
133,000	Hess Corp.	5,443,690
285,000	Kinder Morgan Inc.	3,514,050
1,843,000	National Fuel Gas Co.	74,807,370
501,000	ONEOK Inc.	13,015,980
364,000	UGI Corp.	12,004,720

		112,200,515

	Natural Gas Utilities — 6.6%
80,000	Atmos Energy Corp.	7,647,200
92,000	CenterPoint Energy Inc.	1,780,200
39,300	Chesapeake Utilities Corp.	3,312,990
388,800	Corning Natural Gas Holding Corp.(a)	6,415,200
100,000	Gulf Coast Ultra Deep Royalty Trust	700
25,000	Italgas SpA	157,842
125,000	National Grid plc	1,435,198
40,000	National Grid plc, ADR	2,311,600
14,000	New Jersey Resources Corp.	378,280
433,000	Northwest Natural Holding Co.	19,653,870
143,000	ONE Gas Inc.	9,868,430
74,000	RGC Resources Inc.	1,735,300
140,000	South Jersey Industries Inc.	2,697,800
902,000	Southwest Gas Holdings Inc.	56,916,200
117,000	Spire Inc.	6,224,400

		120,535,210

	Natural Resources — 1.4%
23,000	Alliance Resource Partners LP	63,710
130,000	BP plc, ADR	2,269,800
30,000	California Resources Corp.†	2,594
362,000	Cameco Corp.	3,656,200
40,000	CNX Resources Corp.†	377,600
15,084	Diamondback Energy Inc.	454,330
710,000	Mueller Industries Inc.	19,212,600
83,000	WPX Energy Inc.†	406,700

		26,443,534

	Services — 1.0%
570,000	Enbridge Inc.	16,644,000
20,000	Halliburton Co.	241,000
34,000	MDU Resources Group Inc.	765,000

		17,650,000

	Water — 3.8%
8,000	American States Water Co.	599,600
111,000	American Water Works Co. Inc.	16,081,680
5,000	California Water Service Group	217,250
16,000	Consolidated Water Co. Ltd.	166,560
520,000	Essential Utilities Inc.	20,930,000
21,000	Middlesex Water Co.	1,305,150
530,000	Severn Trent plc	16,680,043

Shares		Market Value

144,000	SJW Group	$8,763,840
87,000	The York Water Co.	3,677,490
50,000	United Utilities Group plc, ADR	1,117,500

		69,539,113

	TOTAL ENERGY AND UTILITIES	1,430,017,191

	COMMUNICATIONS — 15.5%
	Business Services — 0.1%
1,495,000	Clear Channel Outdoor Holdings Inc.†	1,495,000

	Cable and Satellite — 4.2%
34,500	Charter Communications Inc., Cl. A†	21,539,730
27,000	Cogeco Communications Inc.	2,214,059
72,000	Cogeco Inc.	4,761,068
37,000	Comcast Corp., Cl. A	1,711,620
513,000	DISH Network Corp., Cl. A†	14,892,390
304,000	EchoStar Corp., Cl. A†	7,566,560
344,366	Liberty Global plc, Cl. A†	7,235,130
588,000	Liberty Global plc, Cl. C†	12,074,580
80,000	Liberty Latin America Ltd., Cl. A†	660,000
69,742	Liberty Latin America Ltd., Cl. C†	567,700
85,000	Rogers Communications Inc., Cl. B	3,370,250
12,000	Shaw Communications Inc., Cl. B	219,000
38,000	TBS Holdings Inc.	650,718

		77,462,805

	Telecommunications — 8.6%
10,000	AT&T Inc.	285,100
552,000	BCE Inc.	22,891,440
760,000	CenturyLink Inc.	7,668,400
400,000	Cincinnati Bell Inc.†	6,000,000
70,000	Deutsche Telekom AG	1,172,808
555,000	Deutsche Telekom AG, ADR	9,351,750
1,440,000	Koninklijke KPN NV	3,388,494
10,000	Koninklijke KPN NV, ADR	23,700
142,000	Loral Space & Communications Inc.	2,598,600
576,000	Nippon Telegraph & Telephone Corp.	11,742,284
5,000	Orange Belgium SA	80,782
330,000	Orascom Investment Holding, GDR†	43,560
60,000	Pharol SGPS SA†	7,555
220,000	Pharol SGPS SA, ADR†	31,900
25,000	PLDT Inc., ADR	676,250
105,000	Proximus SA	1,917,406
2,000	PT Indosat Tbk†	267
2,250,000	Singapore Telecommunications Ltd.	3,494,378
125,060	Sistema PJSC FC, GDR	670,322
121,000	Swisscom AG, ADR	6,437,200
10,000	Tele2 AB, Cl. B	141,583
125,000	Telecom Italia SpA, ADR	492,500
208,000	Telefonica Brasil SA, ADR	1,595,360
130,000	Telefonica Deutschland Holding AG	333,646
489,583	Telefonica SA, ADR	1,684,166

The Gabelli Utilities Fund

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Telecommunications (Continued)
1,000,000	Telekom Austria AG	$7,069,914
335,000	Telenet Group Holding NV	13,016,496
538,000	Telephone and Data Systems Inc.	9,920,720
60,000	Telesites SAB de CV†	54,216
5,000	TELUS Corp.	87,980
1,200,000	VEON Ltd., ADR	1,512,000
715,000	Verizon Communications Inc.	42,535,350

		156,926,127

	Wireless Communications — 2.6%
51,000	America Movil SAB de CV, Cl. L, ADR	636,990
15,400	Anterix Inc.†	503,734
72,000	China Mobile Ltd., ADR	2,315,520
64,000	China Unicom Hong Kong Ltd., ADR	418,560
8,500	GCI Liberty Inc., Cl. A†	696,660
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	31
55,000	Millicom International Cellular SA	1,665,400
160,000	Millicom International Cellular SA, SDR	4,870,113
6,000	Mobile TeleSystems PJSC, ADR	52,380
458,000	NTT DOCOMO Inc.	16,871,284
135,000	SK Telecom Co. Ltd., ADR.	3,026,700
400	SmarTone Telecommunications Holdings Ltd.	212
37,000	TIM Participacoes SA, ADR	426,610
340,000	Turkcell Iletisim Hizmetleri A/S, ADR	1,628,600
348,000	United States Cellular Corp.†	10,276,440
322,000	Vodafone Group plc, ADR	4,321,240

		47,710,474

	TOTAL COMMUNICATIONS	283,594,406

	OTHER — 5.8%
	Aerospace — 0.1%
1,155,000	Rolls-Royce Holdings plc	1,937,469

	Building and Construction — 0.4%
12,000	Acciona SA	1,305,648
149,000	Johnson Controls International plc	6,086,650

		7,392,298

	Business Services — 0.2%
100,000	Macquarie Infrastructure Corp.	2,689,000
17,500	Vectrus Inc.†	665,000

		3,354,000

	Consumer Products — 0.0%
8,000	Essity AB, Cl. A†	274,681

	Diversified Industrial — 0.1%
1,000	Alstom SA†	49,853
43,000	Bouygues SA	1,493,311

Shares		Market Value

5,000	Donaldson Co. Inc.	$232,100
155,000	Twin Disc Inc.†	784,300

		2,559,564

	Electronics — 1.0%
50,000	Corning Inc.	1,620,500
10,000	Keysight Technologies Inc.†	987,800
300	Roper Technologies Inc.	118,533
215,000	Sony Corp., ADR	16,501,250

		19,228,083

	Entertainment — 0.2%
470,000	Grupo Televisa SAB, ADR†	2,904,600

	Financial Services — 0.3%
145,000	Kinnevik AB, Cl. A	5,860,974

	Health Care — 0.0%
12,000	Tsumura & Co.	372,635

	Machinery — 2.2%
104,000	Astec Industries Inc.	5,642,000
77,000	Flowserve Corp.	2,101,330
72,000	The Gorman-Rupp Co.	2,121,120
355,000	Xylem Inc.	29,862,600

		39,727,050

	Metals and Mining — 0.2%
110,000	Freeport-McMoRan Inc.	1,720,400
4,000	Haynes International Inc.	68,360
17,000	Vulcan Materials Co.	2,304,180

		4,092,940

	Transportation — 1.1%
306,600	GATX Corp.	19,545,750

	TOTAL OTHER	107,250,044

	TOTAL COMMON STOCKS	1,820,861,641

	CLOSED-END FUNDS — 0.0%
40,000	Altaba Inc., Escrow†	906,000

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	COMMUNICATIONS — 0.1%
	Telecommunications — 0.1%
20,750	Cincinnati Bell Inc., 6.750%, Ser. B	1,006,375

	MANDATORY CONVERTIBLE SECURITIES (b) — 0.1%
	ENERGY AND UTILITIES — 0.1%
	Natural Gas Utilities — 0.1%
54,000	Corning Natural Gas Holding Corp. 4.800%, Ser. B, 09/30/26(a)	1,188,000

The Gabelli Utilities Fund

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value

	WARRANTS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
80,000	Bharti Airtel Ltd., expire 12/02/20†(c)	$456,800

Principal Amount
	CORPORATE BONDS — 0.1%
	ENERGY AND UTILITIES — 0.1%
	Natural Resources — 0.1%
$1,200,000	Mueller Industries Inc., 6.000%, 03/01/27	1,204,272

	U.S. GOVERNMENT OBLIGATIONS — 0.5%
9,217,000	U.S. Treasury Bills, 0.080% to 0.130%††, 10/22/20 to 01/28/21	9,215,873

	TOTAL INVESTMENTS — 100.0% (Cost $1,138,245,112)	$1,834,838,961

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

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